Offerings	Nov. 04, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Fee Rate	0.0087%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.001 par value per share
Fee Rate	0.0087%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.0087%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.0087%
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of securities is being registered as may be issued from time to time upon conversion of or exchange for any preferred stock or debt securities that provide for conversion or exchange, upon exercise of warrants, or pursuant to any anti-dilution adjustments with respect to any such securities. Includes rights to acquire common stock or preferred stock under any shareholder rights plan then in effect, if applicable under the terms of any such plan. The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and are not specified as to each class of security. The aggregate maximum offering price of all securities issued by the registrant pursuant to this registration statement will not exceed $200,000,000. The separate security-class rows identify the classes included in the unallocated universal shelf and do not represent additional offering amounts. All securities registered hereunder are being carried forward pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the "Securities Act"), as described in note (2) below.
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-275520
Carry Forward Initial Effective Date	Nov. 27, 2023
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.001 par value per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-275520
Carry Forward Initial Effective Date	Nov. 27, 2023
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-275520
Carry Forward Initial Effective Date	Nov. 27, 2023
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-275520
Carry Forward Initial Effective Date	Nov. 27, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 200,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-275520
Carry Forward Initial Effective Date	Nov. 27, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 29,520.00
Offering Note	The registrant previously registered the offer and sale of securities having a maximum aggregate offering price of $200,000,000 pursuant to a registration statement on Form S-3 (File No. 333-275520), initially filed with the Securities and Exchange Commission on November 13, 2023 and declared effective on November 27, 2023 (the "Expiring Registration Statement"). The aggregate registration fee applicable to those securities was $29,520, which was satisfied by applying $16,911 of previously paid filing fees and remitting an additional $12,609 in connection with the filing of the Expiring Registration Statement. All $200,000,000 of such securities remain unsold (the "Unsold Securities"). Pursuant to Rule 415(a)(6) under the Securities Act, all of the Unsold Securities are included in this registration statement, and the registration fee of $29,520 applicable to the Unsold Securities is being carried forward and will continue to be applied to the Unsold Securities. No new securities are being registered, and no additional registration fee is due in connection with this registration statement. Pursuant to Rule 415(a)(6), the offering of securities under the Expiring Registration Statement will be deemed terminated as of the effective date of this registration statement.